UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. Schedule on Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—98.7%

AEROSPACE & DEFENSE—3.4%
BE Aerospace Inc. *	331,700	$5,360,272
General Dynamics Corp.	135,845	7,524,454
Goodrich Corp.	42,200	2,167,392
Lockheed Martin Corp.	82,200	6,145,272
		21,197,390
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service Inc., Cl. B	84,200	4,524,066

APPLICATION SOFTWARE—1.8%
Adobe Systems Inc. *	142,800	4,629,576
Nice Systems Ltd. #*	86,200	2,360,156
Solera Holdings Inc. *	57,135	1,538,646
Synopsys Inc. *	139,200	2,781,216
		11,309,594
BIOTECHNOLOGY—3.6%
Alexion Pharmaceuticals Inc. *	47,400	2,087,970
Amgen Inc. *	86,600	5,396,046
Celgene Corp. *	125,600	7,154,176
Cephalon Inc. *	93,089	5,459,670
Human Genome Sciences Inc. *	138,400	1,979,120
		22,076,982
CASINOS & GAMING—1.2%
International Game Technology	230,900	4,560,275
Las Vegas Sands Corp. *	134,200	1,254,770
MGM Mirage *	213,200	1,541,436
		7,356,481
COAL & CONSUMABLE FUELS—0.5%
Patriot Coal Corp.*	393,600	3,294,432

COMMUNICATIONS EQUIPMENT—5.1%
Brocade Communications Systems Inc. *	1,022,600	8,037,636
Cisco Systems Inc. *	348,900	7,679,289
Qualcomm Inc.	216,800	10,018,328
Research In Motion Ltd. *	71,960	5,468,960
		31,204,213
COMPUTER & ELECTRONICS RETAIL—0.1%
Best Buy Co., Inc.	25,000	934,250

COMPUTER HARDWARE—6.5%
Apple Inc. *	147,345	24,074,699
Hewlett-Packard Co.	201,800	8,737,940
International Business Machines Corp.	64,200	7,571,106
		40,383,745
COMPUTER STORAGE & PERIPHERALS—1.9%
EMC Corp. *	334,500	5,037,570
Seagate Technology	549,000	6,609,960
		11,647,530
CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	16,700	881,760
Foster Wheeler AG *	103,000	2,379,300
		3,261,060

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSUMER ELECTRONICS—0.2%
Harman International Industries Inc.	41,400	$1,021,752

CONSUMER FINANCE—0.5%
Discover Financial Services	251,100	2,983,068

DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Mastercard Inc.	41,300	8,013,439
Visa Inc., Cl. A	84,800	5,551,008
		13,564,447
DISTILLERS & VINTNERS—0.3%
Central European Distribution Corp.*	73,800	2,118,798

DIVERSIFIED BANKS—0.5%
Comerica Inc.	142,300	3,392,432

DIVERSIFIED CHEMICALS—0.1%
FMC Corporation*	19,200	933,888

DRUG RETAIL—0.2%
CVS Caremark Corp.	38,550	1,290,654

EDUCATION SERVICES—1.0%
ITT Educational Services Inc.*	64,600	6,288,810

ELECTRIC UTILITIES—0.5%
Northeast Utilities	133,000	3,060,330

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
General Cable Corp.*	24,100	934,357

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Monsanto Co.	19,400	1,629,600
Mosaic Co., /The	71,000	3,702,650
		5,332,250
FOOD RETAIL—1.7%
Kroger Co., /The	503,800	10,771,244

HEALTH CARE EQUIPMENT—3.5%
Baxter International Inc.	178,700	10,073,319
Covidien PLC	241,600	9,134,896
Insulet Corp. *	155,300	1,040,510
Zimmer Holdings Inc. *	34,500	1,607,700
		21,856,425
HEALTH CARE FACILITIES—0.2%
Universal Health Services Inc., Cl. B	22,500	1,251,225

HEALTH CARE SERVICES—2.1%
Express Scripts Inc. *	98,500	6,898,940
Medco Health Solutions Inc. *	109,500	5,788,170
		12,687,110
HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	202,300	6,807,395

HOME ENTERTAINMENT SOFTWARE—0.7%
Electronic Arts Inc.*	217,000	4,658,990

HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	218,600	4,909,756

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOMEFURNISHING RETAIL—0.1%
Bed Bath & Beyond Inc.*	17,900	$622,025

HOTELS RESORTS & CRUISE LINES—0.0%
Royal Caribbean Cruises Ltd.	24,400	354,288

HOUSEHOLD PRODUCTS—0.8%
Energizer Holdings Inc.*	76,900	4,926,214

HOUSEWARES & SPECIALTIES—0.5%
Newell Rubbermaid Inc.	224,900	2,894,463

HYPERMARKETS & SUPER CENTERS—2.2%
Wal-Mart Stores Inc.	272,700	13,602,276

INDUSTRIAL CONGLOMERATES—1.1%
Tyco International Ltd.	218,400	6,600,048

INTEGRATED OIL & GAS—2.3%
Chevron Corp.	201,100	13,970,417

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
AT&T Inc.	222,000	5,823,060

INTERNET RETAIL—1.5%
Amazon.com Inc. *	27,300	2,341,248
Expedia Inc. *	328,400	6,801,164
		9,142,412
INTERNET SOFTWARE & SERVICES—6.5%
eBay Inc. *	341,510	7,257,088
Google Inc., Cl. A *	20,900	9,259,745
IAC/InterActiveCorp. *	479,315	8,824,189
Sina Corp. *	143,500	4,761,330
Yahoo! Inc. *	689,400	9,872,208
		39,974,560
INVESTMENT BANKING & BROKERAGE—1.2%
Goldman Sachs Group Inc., /The	8,900	1,453,370
Morgan Stanley	200,800	5,722,800
		7,176,170
IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	160,700	4,755,113

LIFE & HEALTH INSURANCE—2.0%
Lincoln National Corp.	147,300	3,121,287
Prudential Financial Inc.	207,500	9,186,025
		12,307,312
LIFE SCIENCES TOOLS & SERVICES—1.7%
Life Technologies Corp. *	162,700	7,407,731
Thermo Fisher Scientific Inc. *	67,700	3,065,456
		10,473,187
MANAGED HEALTH CARE—0.6%
WellPoint Inc.*	71,300	3,753,232

METAL & GLASS CONTAINERS—2.1%
Crown Holdings Inc. *	148,100	3,717,310
Owens-Illinois Inc. *	271,200	9,204,528
		12,921,838

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MOVIES & ENTERTAINMENT—1.1%
Regal Entertainment Group, Cl. A	283,600	$3,527,984
Walt Disney Co., /The	122,900	3,087,248
		6,615,232
MULTI-UTILITIES—0.5%
Veolia Environnement#	88,700	3,052,167

OFFICE REITS—0.2%
Boston Properties Inc.	25,900	1,370,110

OIL & GAS DRILLING—0.8%
Transocean Ltd.*	58,900	4,693,741

OIL & GAS EQUIPMENT & SERVICES—0.7%
Weatherford International Ltd.*	239,050	4,484,578

OIL & GAS EXPLORATION & PRODUCTION—3.2%
Chesapeake Energy Corp.	419,600	8,996,224
Forest Oil Corp. *	146,900	2,475,265
Nexen Inc.	292,941	6,096,102
Plains Exploration & Production Co. *	76,100	2,180,265
		19,747,856
OIL & GAS REFINING & MARKETING—0.5%
NuStar Energy LP	51,800	2,912,714

OIL & GAS STORAGE & TRANSPORTATION—0.4%
Magellan Midstream Holdings LP	120,300	2,718,780

OTHER DIVERSIFIED FINANCIAL SERVICES—2.6%
Bank of America Corp.	402,200	5,948,538
BM&F Bovespa SA	479,600	3,082,075
JPMorgan Chase & Co.	177,137	6,846,345
		15,876,958
PAPER PRODUCTS—0.3%
International Paper Co.	82,800	1,557,468

PHARMACEUTICALS—5.3%
Abbott Laboratories	410,420	18,464,796
Allergan Inc.	30,400	1,624,272
Pfizer Inc.	369,900	5,892,507
Wyeth	137,400	6,395,970
		32,377,545
PROPERTY & CASUALTY INSURANCE—1.1%
Travelers Cos., Inc., /The	155,800	6,710,306

PUBLISHING—0.9%
McGraw-Hill Cos., Inc., /The	188,100	5,896,935

RAILROADS—1.0%
Burlington Northern Santa Fe Corp.	80,100	6,295,059

REGIONAL BANKS—0.2%
Regions Financial Corp.	294,000	1,299,480

RESTAURANTS—0.8%
McDonald’s Corp.	85,900	4,729,654

SEMICONDUCTORS—4.6%
Broadcom Corp., Cl. A *	140,100	3,955,023
Intel Corp.	241,200	4,643,100

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—(CONT.)
Marvell Technology Group Ltd. *	421,700	$5,625,478
ON Semiconductor Corp. *	1,328,800	9,700,240
Skyworks Solutions Inc. *	334,800	4,044,384
Taiwan Semiconductor Manufacturing Co., Ltd. #	59,094	618,714
		28,586,939
SOFT DRINKS—1.2%
Hansen Natural Corp. *	30,200	936,502
PepsiCo Inc.	108,500	6,157,375
		7,093,877
SPECIALIZED FINANCE—0.6%
Moody’s Corp.	60,200	1,429,148
NYSE Euronext	86,600	2,333,870
		3,763,018
SPECIALTY CHEMICALS—0.0%
Albemarle Corp.	5,800	172,318

STEEL—0.2%
Steel Dynamics Inc.	74,500	1,218,820

SYSTEMS SOFTWARE—3.0%
Microsoft Corp.	777,835	18,294,679

THRIFTS & MORTGAGE FINANCE—0.3%
TFS Financial Corp.	143,600	1,593,960

TOBACCO—1.9%
Philip Morris International Inc.	248,960	11,601,536

TRUCKING—1.0%
Hertz Global Holdings Inc.*	627,300	5,921,712

TOTAL COMMON STOCKS (Cost $588,932,227)		608,934,731

CONVERTIBLE PREFERRED STOCK—0.7%

DIVERSIFIED METALS & MINING—0.7%
Vale Capital II, 6.75%, 6/15/2012 (Cost $3,582,000)	69,400	4,227,848

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—1.3%

TIME DEPOSITS—1.3%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $7,875,267)	7,875,267	7,875,267

Total Investments (Cost $600,389,494)(a)	100.7%	621,037,846
Liabilities in Excess of Other Assets	(0.7)	(4,482,543)

NET ASSETS	100.0%	$616,555,303

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.

#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $631,731,328 amounted to $10,693,482 which consisted of aggregate gross unrealized appreciation of $58,712,169 and aggregate gross unrealized depreciation of $69,405,651.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—98.1%

AEROSPACE & DEFENSE—3.4%
Boeing Co., /The	47,940	$2,057,105
General Dynamics Corp.	42,490	2,353,521
Lockheed Martin Corp.	55,100	4,119,276
		8,529,902
AIR FREIGHT & LOGISTICS—1.0%
United Parcel Service Inc., Cl. B	44,900	2,412,477

APPAREL RETAIL—0.7%
Gap Inc., /The	112,300	1,832,736

ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Invesco Ltd.	68,900	1,360,775

BIOTECHNOLOGY—3.5%
Amgen Inc. *	24,700	1,539,057
Biogen Idec Inc. *	27,200	1,293,360
Celgene Corp. *	62,800	3,577,088
Gilead Sciences Inc. *	47,200	2,309,496
		8,719,001
COAL & CONSUMABLE FUELS—0.5%
Consol Energy Inc.	32,000	1,136,960

COMMUNICATIONS EQUIPMENT—5.4%
Cisco Systems Inc. *	287,600	6,330,076
Qualcomm Inc.	97,900	4,523,959
Research In Motion Ltd. *	31,375	2,384,500
		13,238,535
COMPUTER & ELECTRONICS RETAIL—1.2%
Best Buy Co., Inc.	53,000	1,980,610
GameStop Corp., Cl. A *	45,400	993,806
		2,974,416
COMPUTER HARDWARE—7.2%
Apple Inc. *	52,360	8,555,100
Hewlett-Packard Co.	110,765	4,796,125
International Business Machines Corp.	38,400	4,528,512
		17,879,737
COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp.*	167,900	2,528,574

CONSTRUCTION & ENGINEERING—0.5%
Jacobs Engineering Group Inc.*	28,600	1,172,028

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.6%
Caterpillar Inc.	36,200	1,594,972
Deere & Co.	52,000	2,274,480
		3,869,452
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Affiliated Computer Services Inc., Cl. A *	20,800	986,128
Mastercard Inc.	19,300	3,744,779
Visa Inc., Cl. A	29,500	1,931,070
Western Union Co., /The	64,900	1,134,452
		7,796,429
DIVERSIFIED BANKS—0.6%
Wells Fargo & Co.	60,400	1,477,384

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED CHEMICALS—0.6%
EI Du Pont de Nemours & Co.	51,400	$1,589,802

DRUG RETAIL—2.3%
CVS Caremark Corp.	78,400	2,624,832
Walgreen Co.	99,825	3,099,566
		5,724,398
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
First Solar Inc.*	7,400	1,142,486

FERTILIZERS & AGRICULTURAL CHEMICALS—1.8%
Monsanto Co.	37,780	3,173,520
Potash Corporation of Saskatchewan Inc.	14,800	1,376,548
		4,550,068
FOOD RETAIL—1.1%
Kroger Co., /The	125,900	2,691,742

FOOTWEAR—0.9%
NIKE Inc., Cl. B	40,500	2,293,920

GENERAL MERCHANDISE STORES—0.6%
Target Corp.	35,400	1,544,148

GOLD—0.8%
Goldcorp Inc.	48,800	1,839,272

HEALTH CARE EQUIPMENT—4.1%
Baxter International Inc.	41,900	2,361,903
Boston Scientific Corp. *	112,700	1,210,398
Covidien PLC	64,800	2,450,088
St. Jude Medical Inc. *	16,800	633,528
Stryker Corp.	37,600	1,461,888
Zimmer Holdings Inc. *	42,100	1,961,860
		10,079,665
HEALTH CARE SERVICES—1.0%
Express Scripts Inc.*	34,700	2,430,388

HOME ENTERTAINMENT SOFTWARE—2.4%
Activision Blizzard Inc. *	142,400	1,630,480
Electronic Arts Inc. *	108,300	2,325,201
Nintendo Co., Ltd. #	62,615	2,073,809
		6,029,490
HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	87,000	1,954,020

HOTELS RESORTS & CRUISE LINES—1.2%
Carnival Corp.	61,400	1,718,586
Marriott International Inc., Cl. A	52,738	1,135,976
		2,854,562
HOUSEHOLD PRODUCTS—1.6%
Procter & Gamble Co., /The	68,460	3,800,215

HYPERMARKETS & SUPER CENTERS—2.7%
Costco Wholesale Corp.	28,200	1,395,900
Wal-Mart Stores Inc.	105,300	5,252,364
		6,648,264

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	103,300	$3,121,726

INTEGRATED OIL & GAS—2.3%
Chevron Corp.	38,500	2,674,595
Exxon Mobil Corp.	41,900	2,949,341
		5,623,936
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
AT&T Inc.	63,100	1,655,113

INTERNET RETAIL—0.8%
Amazon.com Inc.*	21,800	1,869,568

INTERNET SOFTWARE & SERVICES—4.5%
eBay Inc. *	137,855	2,929,419
Google Inc., Cl. A *	13,295	5,890,350
Yahoo! Inc. *	164,900	2,361,368
		11,181,137
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	66,500	1,895,250

IT CONSULTING & OTHER SERVICES—1.0%
Cognizant Technology Solutions Corp., Cl. A*	79,600	2,355,364

LIFE & HEALTH INSURANCE—0.6%
Prudential Financial Inc.	36,200	1,602,574

LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific Inc.*	52,700	2,386,256

MANAGED HEALTH CARE—0.6%
UnitedHealth Group Inc.	52,600	1,475,956

MOVIES & ENTERTAINMENT—0.7%
Viacom Inc., Cl. B*	79,700	1,845,852

OIL & GAS DRILLING—1.0%
Transocean Ltd.*	31,233	2,488,958

OIL & GAS EQUIPMENT & SERVICES—0.5%
Weatherford International Ltd.*	67,600	1,268,176

OIL & GAS EXPLORATION & PRODUCTION—2.6%
Anadarko Petroleum Corp.	48,500	2,337,700
Chesapeake Energy Corp.	114,700	2,459,168
Nexen Inc.	84,800	1,764,688
		6,561,556
OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Bank of America Corp.	77,100	1,140,309
JPMorgan Chase & Co.	97,000	3,749,050
		4,889,359
PACKAGED FOODS & MEATS—1.2%
General Mills Inc.	20,200	1,189,982
Kraft Foods Inc., Cl. A	64,000	1,813,760
		3,003,742
PHARMACEUTICALS—6.5%
Abbott Laboratories	124,000	5,578,760
Allergan Inc.	39,100	2,089,113
Johnson & Johnson	67,100	4,085,719

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Pfizer Inc.	84,100	$1,339,713
Wyeth	63,900	2,974,545
		16,067,850
PROPERTY & CASUALTY INSURANCE—0.5%
Travelers Cos., Inc., /The	31,500	1,356,705

RAILROADS—1.5%
Burlington Northern Santa Fe Corp.	47,100	3,701,589

RESTAURANTS—2.1%
McDonald’s Corp.	57,300	3,154,938
Starbucks Corp. *	112,700	1,994,790
		5,149,728
SEMICONDUCTORS—3.1%
Broadcom Corp., Cl. A *	72,000	2,032,560
Intel Corp.	193,930	3,733,152
Taiwan Semiconductor Manufacturing Co., Ltd. #	190,950	1,999,247
		7,764,959
SOFT DRINKS—3.1%
Coca-Cola Co., /The	74,300	3,703,112
PepsiCo Inc.	70,500	4,000,875
		7,703,987
SPECIALIZED FINANCE—1.1%
CME Group Inc.	3,660	1,020,518
NYSE Euronext	66,900	1,802,955
		2,823,473
SYSTEMS SOFTWARE—3.1%
Microsoft Corp.	324,795	7,639,178

TOBACCO—2.9%
Altria Group Inc.	130,985	2,296,167
Philip Morris International Inc.	104,085	4,850,361
		7,146,528
TOTAL COMMON STOCKS (Cost $262,057,957)		242,679,366

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—1.8%

TIME DEPOSITS—1.8%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $4,576,614)	4,576,614	4,576,614

Total Investments (Cost $266,634,571)(a)	99.9%	247,255,980
Other Assets in Excess of Liabilities	0.1	144,494

NET ASSETS	100.0%	$247,400,474

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $270,316,420 amounted to $23,060,440 which consisted of aggregate gross unrealized appreciation of $17,367,980 and aggregate gross unrealized depreciation of $40,428,420.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER MIDCAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—95.0%

AEROSPACE & DEFENSE—0.8%
BE Aerospace Inc.*	149,650	$2,418,344

APPAREL RETAIL—0.7%
Chico’s FAS Inc.*	195,400	2,241,238

APPLICATION SOFTWARE—3.4%
Informatica Corp. *	160,300	2,947,917
SolarWinds Inc. *	148,800	2,976,000
TIBCO Software Inc. *	372,500	3,251,925
VanceInfo Technologies Inc. #*	82,300	1,246,845
		10,422,687
ASSET MANAGEMENT & CUSTODY BANKS—3.4%
Affiliated Managers Group Inc. *	72,500	4,786,450
Cohen & Steers Inc.	97,100	1,774,017
Invesco Ltd.	201,700	3,983,575
		10,544,042
BIOTECHNOLOGY—2.9%
Alexion Pharmaceuticals Inc. *	41,700	1,836,885
Cephalon Inc. *	31,000	1,818,150
Human Genome Sciences Inc. *	29,300	418,990
Metabolix Inc. *	378,600	3,505,836
OSI Pharmaceuticals Inc. *	44,100	1,490,139
		9,070,000
CASINOS & GAMING—2.2%
International Game Technology	170,400	3,365,400
Las Vegas Sands Corp. *	377,300	3,527,755
		6,893,155
COAL & CONSUMABLE FUELS—0.6%
Patriot Coal Corp.*	232,300	1,944,351

COMMUNICATIONS EQUIPMENT—3.5%
Brocade Communications Systems Inc. *	521,500	4,098,990
Research In Motion Ltd. *	36,100	2,743,600
Riverbed Technology Inc. *	124,900	2,499,249
Starent Networks Corp. *	65,900	1,580,282
		10,922,121
COMPUTER & ELECTRONICS RETAIL—1.7%
Best Buy Co., Inc.	27,200	1,016,464
GameStop Corp., Cl. A *	187,000	4,093,430
		5,109,894
COMPUTER HARDWARE—1.9%
Apple Inc.*	35,400	5,784,006

COMPUTER STORAGE & PERIPHERALS—2.1%
NetApp Inc. *	209,400	4,703,124
Seagate Technology	141,000	1,697,640
		6,400,764
CONSUMER ELECTRONICS—1.1%
Harman International Industries Inc.	142,700	3,521,836

DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Affiliated Computer Services Inc., Cl. A*	85,300	4,044,073

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED METALS & MINING—0.3%
Thompson Creek Metals Co., Inc.*	58,700	$854,085

EDUCATION SERVICES—2.3%
Corinthian Colleges Inc. *	215,400	3,325,776
ITT Educational Services Inc. *	38,300	3,728,505
		7,054,281
ELECTRICAL COMPONENTS & EQUIPMENT—3.0%
AMETEK Inc.	119,000	3,850,840
First Solar Inc. *	21,100	3,257,629
General Cable Corp. *	55,600	2,155,612
		9,264,081
FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Monsanto Co.	19,600	1,646,400
Mosaic Co., /The	27,000	1,408,050
		3,054,450
FOOD RETAIL—1.4%
Whole Foods Market Inc.*	185,300	4,482,407

FOOTWEAR—1.0%
Iconix Brand Group Inc.*	171,100	2,997,672

GENERAL MERCHANDISE STORES—1.5%
Dollar Tree Inc.*	101,100	4,662,732

GOLD—0.3%
Yamana Gold Inc.	120,700	1,145,443

HEALTH CARE EQUIPMENT—1.7%
Covidien PLC	60,600	2,291,286
Insulet Corp. *	269,400	1,804,980
St. Jude Medical Inc. *	34,100	1,285,911
		5,382,177
HEALTH CARE FACILITIES—2.3%
Community Health Systems Inc. *	51,400	1,455,648
Universal Health Services Inc., Cl. B	57,400	3,192,014
VCA Antech Inc. *	90,400	2,312,432
		6,960,094
HEALTH CARE SERVICES—2.1%
Express Scripts Inc. *	55,600	3,894,224
Laboratory Corporation of America Holdings *	40,000	2,687,600
		6,581,824
HEALTH CARE SUPPLIES—0.5%
Inverness Medical Innovations Inc.*	44,500	1,497,425

HEAVY ELECTRICAL EQUIPMENT—0.8%
Vestas Wind Systems A/S*	36,470	2,555,473

HOME ENTERTAINMENT SOFTWARE—2.9%
Activision Blizzard Inc. *	229,800	2,631,210
Nintendo Co., Ltd. #	162,440	5,380,013
Rosetta Stone Inc. *	28,100	862,389
		8,873,612
HOMEBUILDING—0.5%
KB Home	99,800	1,665,662

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL GASES—1.6%
Praxair Inc.	62,400	$4,878,432

INDUSTRIAL MACHINERY—2.6%
Clarcor Inc.	120,000	3,973,200
SPX Corp.	77,100	4,072,422
		8,045,622
INTERNET RETAIL—2.5%
Expedia Inc. *	297,300	6,157,083
Shutterfly Inc. *	105,500	1,694,330
		7,851,413
INTERNET SOFTWARE & SERVICES—2.7%
eBay Inc. *	265,300	5,637,625
OpenTable Inc. *	29,300	870,210
Yahoo! Inc. *	129,800	1,858,736
		8,366,571
INVESTMENT BANKING & BROKERAGE—0.9%
Lazard Ltd., Cl. A	75,300	2,785,347

IT CONSULTING & OTHER SERVICES—1.8%
Cognizant Technology Solutions Corp., Cl. A*	193,300	5,719,747

LEISURE PRODUCTS—0.5%
Coach Inc.	55,000	1,627,450

LIFE & HEALTH INSURANCE—1.1%
Prudential Financial Inc.	76,100	3,368,947

LIFE SCIENCES TOOLS & SERVICES—2.3%
Charles River Laboratories International Inc. *	115,000	3,803,050
Icon PLC #*	137,600	3,233,600
		7,036,650
MANAGED HEALTH CARE—0.4%
Amerigroup Corp.*	53,800	1,327,784

MOVIES & ENTERTAINMENT—0.1%
Regal Entertainment Group, Cl. A	21,500	267,460

MULTI-UTILITIES—0.8%
Veolia Environnement#	70,700	2,432,787

OIL & GAS DRILLING—1.0%
Transocean Ltd.*	37,800	3,012,282

OIL & GAS EQUIPMENT & SERVICES—0.3%
Smith International Inc.	38,500	967,505

OIL & GAS EXPLORATION & PRODUCTION—5.0%
Concho Resources Inc. *	77,000	2,363,900
Linc Energy Ltd. *	501,700	652,116
Nexen Inc.	168,000	3,496,080
Plains Exploration & Production Co. *	181,100	5,188,515
Quicksilver Resources Inc. *	322,400	3,694,704
		15,395,315
OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
BM&F Bovespa SA	528,527	3,396,497

PACKAGED FOODS & MEATS—1.5%
General Mills Inc.	25,300	1,490,423

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PACKAGED FOODS & MEATS—(CONT.)
Ralcorp Holdings Inc. *	48,400	$3,073,884
		4,564,307
PHARMACEUTICALS—3.9%
Auxilium Pharmaceuticals Inc. *	63,400	1,960,962
Medicis Pharmaceutical Corp., Cl. A	163,400	2,797,408
Optimer Pharmaceuticals Inc. *	240,500	3,388,645
Shire PLC #	27,400	1,227,794
Teva Pharmaceutical Industries Ltd. #	48,300	2,576,322
		11,951,131
REGIONAL BANKS—0.6%
Regions Financial Corp.	437,100	1,931,982

RESEARCH & CONSULTING SERVICES—1.4%
FTI Consulting Inc.*	81,100	4,414,273

RESTAURANTS—1.8%
McCormick & Schmick’s Seafood Restaurants Inc. *	191,900	1,485,306
Starbucks Corp. *	227,600	4,028,520
		5,513,826
SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	162,773	2,926,658

SEMICONDUCTORS—6.7%
Altera Corp.	102,800	1,921,332
Atheros Communications Inc. *	160,665	4,016,625
Broadcom Corp., Cl. A *	108,200	3,054,486
Marvell Technology Group Ltd. *	288,500	3,848,590
Mellanox Technologies Ltd. *	163,400	2,586,622
Monolithic Power Systems Inc. *	36,600	812,154
ON Semiconductor Corp. *	292,500	2,135,250
Skyworks Solutions Inc. *	193,600	2,338,688
		20,713,747
SOFT DRINKS—0.5%
Hansen Natural Corp.*	50,300	1,559,803

SPECIALIZED FINANCE—2.0%
IntercontinentalExchange Inc. *	31,100	2,925,266
NYSE Euronext	119,700	3,225,915
		6,151,181
SPECIALTY CHEMICALS—0.5%
Nalco Holding Co.	85,500	1,512,495

SPECIALTY STORES—1.0%
PetSmart Inc.	130,600	2,921,522

SYSTEMS SOFTWARE—1.0%
Red Hat Inc.*	133,300	3,043,239

THRIFTS & MORTGAGE FINANCE—0.5%
People’s United Financial Inc.	94,300	1,532,375

WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp.*	77,330	2,017,540

TOTAL COMMON STOCKS (Cost $285,025,709)		293,581,817

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—0.3%

CASINOS & GAMING—0.3%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 6.63%, 12/1/14(L2) (Cost $682,345)	$822,000	$766,515

CONVERTIBLE CORPORATE BONDS—1.1%

OIL & GAS DRILLING—0.4%
Transocean Inc., 1.50%, 12/15/37(L2)	1,400,000	1,286,250

WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp., 4.00%, 10/1/14(L2)(a)	2,031,000	2,196,019

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,464,869)		3,482,269

	CONTRACTS
PURCHASED OPTIONS—0.2%

PUT OPTIONS—0.2%
Russell 2000/August/520	526	203,562
Nasdaq 100/August/1600	145	497,350

TOTAL PURCHASED OPTIONS (Cost $1,465,126)		700,912

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—2.8%

TIME DEPOSITS—2.8%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $8,525,179)	8,525,179	8,525,179

Total Investments (Cost $299,163,228)(b)	99.4%	307,056,692
Other Assets in Excess of Liabilities	0.6	1,906,870

NET ASSETS	100.0%	$308,963,562

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.7%, of the net assets of the Fund.

(b)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $331,831,945 amounted to $24,775,253 which consisted of aggregate gross unrealized appreciation of $29,940,373 and aggregate gross unrealized depreciation of $54,715,626.

(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER SMIDCAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—94.8%

ADVERTISING—0.6%
Interpublic Group of Cos., Inc.*	595,000	$3,099,950

AEROSPACE & DEFENSE—1.6%
Alliant Techsystems Inc. *	57,100	4,494,912
BE Aerospace Inc. *	282,550	4,566,008
		9,060,920
AIRLINES—0.8%
Airtran Holdings Inc.*	616,580	4,464,039

APPAREL RETAIL—3.5%
Aeropostale Inc. *	138,900	5,055,960
American Eagle Outfitters Inc.	241,000	3,467,990
Coldwater Creek Inc. *	482,100	3,538,614
J Crew Group Inc. *	150,100	4,226,816
Urban Outfitters Inc. *	136,050	3,270,642
		19,560,022
APPLICATION SOFTWARE—5.3%
Ansys Inc. *	133,925	4,186,495
Concur Technologies Inc. *	112,550	3,881,850
Informatica Corp. *	290,600	5,344,134
Nice Systems Ltd. #*	189,750	5,195,355
Solera Holdings Inc. *	195,906	5,275,749
Taleo Corp., Cl. A *	314,000	5,495,000
		29,378,583
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Affiliated Managers Group Inc. *	119,912	7,916,590
AllianceBernstein Holding LP	5	103
		7,916,693
AUTOMOTIVE RETAIL—0.9%
Advance Auto Parts Inc.	107,600	4,974,348

BIOTECHNOLOGY—5.2%
Alexion Pharmaceuticals Inc. *	136,100	5,995,205
Allos Therapeutics Inc. *	398,200	3,213,474
Cephalon Inc. *	81,950	4,806,367
Cubist Pharmaceuticals Inc. *	126,800	2,519,516
Human Genome Sciences Inc. *	178,450	2,551,835
OSI Pharmaceuticals Inc. *	106,600	3,602,014
Savient Pharmaceuticals Inc. *	229,750	3,581,803
United Therapeutics Corp. *	29,650	2,746,183
		29,016,397
BROADCASTING & CABLE TV—1.1%
Discovery Communications Inc.*	250,150	6,128,675

CASINOS & GAMING—0.8%
International Game Technology	228,100	4,504,975

COMMUNICATIONS EQUIPMENT—2.5%
Brocade Communications Systems Inc. *	659,250	5,181,705
Polycom Inc. *	163,100	3,873,625
Starent Networks Corp. *	203,500	4,879,930
		13,935,260
COMPUTER STORAGE & PERIPHERALS—2.0%
NetApp Inc. *	220,150	4,944,569

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—(CONT.)
Seagate Technology	489,250	$5,890,570
		10,835,139
CONSTRUCTION & ENGINEERING—1.7%
Aecom Technology Corp. *	154,140	4,994,136
URS Corp. *	90,000	4,554,000
		9,548,136
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
Bucyrus International Inc.	60,950	1,796,806

CONSUMER ELECTRONICS—0.5%
Harman International Industries Inc.	102,650	2,533,402

DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Affiliated Computer Services Inc., Cl. A *	109,300	5,181,913
TeleTech Holdings Inc. *	291,650	4,876,388
VeriFone Holdings Inc. *	334,950	3,017,899
Wright Express Corp. *	176,250	4,984,350
		18,060,550
DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	158,900	4,562,019

DISTRIBUTORS—1.1%
LKQ Corp.*	351,950	6,313,983

EDUCATION SERVICES—1.3%
Corinthian Colleges Inc. *	197,700	3,052,488
ITT Educational Services Inc. *	45,650	4,444,028
		7,496,516
ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	122,850	5,859,945

ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
AMETEK Inc.	114,400	3,701,984
Roper Industries Inc.	94,400	4,514,208
SunPower Corp., Cl. B *	75,450	2,059,785
Woodward Governor Co.	280,850	5,515,894
		15,791,871
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Waste Connections Inc.*	205,900	5,808,439

FOOTWEAR—1.0%
Iconix Brand Group Inc.*	327,450	5,736,924

GENERAL MERCHANDISE STORES—0.9%
Dollar Tree Inc.*	106,820	4,926,538

HEALTH CARE EQUIPMENT—2.4%
Masimo Corp. *	102,600	2,508,570
NuVasive Inc. *	120,450	4,985,425
Thoratec Corp. *	228,350	5,740,719
		13,234,714
HEALTH CARE FACILITIES—1.4%
Community Health Systems Inc. *	211,450	5,988,264
VCA Antech Inc. *	83,500	2,135,930
		8,124,194

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SERVICES—0.7%
IPC The Hospitalist Co., Inc.*	135,426	$3,771,614

HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	182,700	6,147,855

HOTELS RESORTS & CRUISE LINES—0.2%
Royal Caribbean Cruises Ltd.	89,600	1,300,992

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	94,850	5,594,253

HOUSEWARES & SPECIALTIES—0.9%
Tupperware Brands Corp.	141,050	4,805,573

INDUSTRIAL GASES—0.7%
Airgas Inc.	85,550	3,813,819

INDUSTRIAL MACHINERY—2.1%
Clarcor Inc.	102,100	3,380,531
Pall Corp.	187,600	5,643,008
SPX Corp.	51,500	2,720,230
		11,743,769
INTERNET RETAIL—1.7%
Expedia Inc. *	341,450	7,071,430
NetFlix Inc. *	51,150	2,247,531
		9,318,961
INTERNET SOFTWARE & SERVICES—2.3%
GSI Commerce Inc. *	377,200	6,880,128
VistaPrint Ltd. *	143,350	5,913,188
		12,793,316
INVESTMENT BANKING & BROKERAGE—1.7%
Investment Technology Group Inc. *	204,350	4,567,222
Lazard Ltd., Cl. A	130,450	4,825,346
		9,392,568
LEISURE FACILITIES—0.9%
Life Time Fitness Inc.*	207,350	5,277,058

LIFE & HEALTH INSURANCE—0.6%
Lincoln National Corp.	146,987	3,114,655

LIFE SCIENCES TOOLS & SERVICES—4.1%
Icon PLC #*	277,050	6,510,675
Illumina Inc. *	113,100	4,087,434
Life Technologies Corp. *	139,050	6,330,947
Parexel International Corp. *	374,800	5,798,156
		22,727,212
MANAGED HEALTH CARE—0.9%
Amerigroup Corp.*	205,000	5,059,400

METAL & GLASS CONTAINERS—0.7%
Silgan Holdings Inc.	83,700	4,206,762

MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc., Cl. A	588,100	4,057,890

OIL & GAS EQUIPMENT & SERVICES—1.3%
Acergy SA #	223,300	2,387,077
Cal Dive International Inc. *	296,250	2,645,513

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EQUIPMENT & SERVICES—(CONT.)
Cameron International Corp. *	67,200	$2,098,656
		7,131,246
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Concho Resources Inc. *	162,400	4,985,680
Plains Exploration & Production Co. *	181,600	5,202,840
Quicksilver Resources Inc. *	365,600	4,189,776
		14,378,296
OIL & GAS REFINING & MARKETING—0.5%
Sunoco Inc.	123,400	3,046,746

PACKAGED FOODS & MEATS—1.8%
Hain Celestial Group Inc. *	299,050	4,967,221
Ralcorp Holdings Inc. *	78,100	4,960,131
		9,927,352
PHARMACEUTICALS—4.0%
Auxilium Pharmaceuticals Inc. *	162,400	5,023,032
Medicis Pharmaceutical Corp., Cl. A	288,250	4,934,840
Mylan Inc. *	349,240	4,606,476
Optimer Pharmaceuticals Inc. *	375,550	5,291,499
Perrigo Co.	92,400	2,507,736
		22,363,583
PROPERTY & CASUALTY INSURANCE—0.6%
First Mercury Financial Corp.	243,550	3,519,298

RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	142,500	3,888,825

REINSURANCE—0.5%
Platinum Underwriters Holdings Ltd.	83,750	2,826,562

RESEARCH & CONSULTING SERVICES—2.7%
FTI Consulting Inc. *	102,850	5,598,126
ICF International Inc. *	187,100	4,845,890
IHS Inc., Cl. A *	91,450	4,567,013
		15,011,029
RESTAURANTS—0.7%
Darden Restaurants Inc.	116,550	3,775,054

RETAIL REITS—0.4%
Regency Centers Corp.	60,800	1,950,464

SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	291,400	5,239,372

SEMICONDUCTORS—7.5%
Atheros Communications Inc. *	261,400	6,535,000
Marvell Technology Group Ltd. *	412,000	5,496,080
Mellanox Technologies Ltd. *	434,855	6,883,755
Microsemi Corp. *	181,150	2,472,697
Monolithic Power Systems Inc. *	247,900	5,500,901
Netlogic Microsystems Inc. *	114,850	4,564,139
ON Semiconductor Corp. *	678,950	4,956,335
Skyworks Solutions Inc. *	426,250	5,149,100
		41,558,007

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALIZED REITS—0.6%
Host Hotels & Resorts Inc.	398,300	$3,616,564

SPECIALTY CHEMICALS—0.7%
Nalco Holding Co.	207,200	3,665,368

SYSTEMS SOFTWARE—1.0%
Red Hat Inc.*	252,700	5,769,141

THRIFTS & MORTGAGE FINANCE—1.6%
Brookline Bancorp Inc.	319,000	3,716,350
People’s United Financial Inc.	312,850	5,083,812
		8,800,162
WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp.*	216,450	5,647,180

TOTAL COMMON STOCKS (Cost $522,824,782)		527,908,984

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—5.5%

TIME DEPOSITS—5.5%
Citibank London, 0.03%, 8/3/09	21,100,000	21,100,000
Wells Fargo Grand Cayman, 0.03%, 8/3/09	9,251,651	9,251,651

TOTAL TIME DEPOSITS (Cost $30,351,651)		30,351,651

Total Investments (Cost $553,176,433)(a)	100.3%	558,260,635
Liabilities in Excess of Other Assets	(0.3)	(1,392,981)

NET ASSETS	100.0%	$556,867,654

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $556,451,912 amounted to $1,808,723 which consisted of aggregate gross unrealized appreciation of $58,066,905 and aggregate gross unrealized depreciation of $56,258,182.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER SMALLCAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—96.2%

AEROSPACE & DEFENSE—1.9%
BE Aerospace Inc. *	152,545	$2,465,127
Esterline Technologies Corp. *	69,720	1,982,140
Orbital Sciences Corp. *	113,800	1,540,852
		5,988,119
AIRLINES—0.9%
Airtran Holdings Inc.*	376,545	2,726,186

APPAREL RETAIL—3.4%
Aeropostale Inc. *	82,200	2,992,080
Chico’s FAS Inc. *	204,000	2,339,880
Childrens Place Retail Stores Inc., /The *	56,400	1,848,228
Coldwater Creek Inc. *	191,100	1,402,674
J Crew Group Inc. *	71,300	2,007,808
		10,590,670
APPLICATION SOFTWARE—9.1%
Ansys Inc. *	85,395	2,669,448
Concur Technologies Inc. *	75,495	2,603,822
Informatica Corp. *	171,100	3,146,529
Nice Systems Ltd. #*	105,325	2,883,798
Pegasystems Inc.	134,700	3,812,010
SolarWinds Inc. *	142,400	2,848,000
Solera Holdings Inc. *	128,445	3,459,024
Taleo Corp., Cl. A *	165,000	2,887,500
TIBCO Software Inc. *	289,660	2,528,732
VanceInfo Technologies Inc. #*	117,000	1,772,550
		28,611,413
BIOTECHNOLOGY—5.5%
Alexion Pharmaceuticals Inc. *	96,600	4,255,230
Allos Therapeutics Inc. *	257,000	2,073,990
Cubist Pharmaceuticals Inc. *	65,765	1,306,751
Human Genome Sciences Inc. *	133,200	1,904,760
OSI Pharmaceuticals Inc. *	70,200	2,372,058
Savient Pharmaceuticals Inc. *	141,100	2,199,749
Seattle Genetics Inc. *	140,100	1,688,205
United Therapeutics Corp. *	17,360	1,607,883
		17,408,626
CASINOS & GAMING—1.7%
Penn National Gaming Inc. *	83,800	2,657,298
WMS Industries Inc. *	70,900	2,563,744
		5,221,042
COAL & CONSUMABLE FUELS—0.4%
Patriot Coal Corp.*	151,600	1,268,892

COMMUNICATIONS EQUIPMENT—3.8%
Brocade Communications Systems Inc. *	384,500	3,022,170
Ciena Corp. *	55,600	620,496
F5 Networks Inc. *	60,800	2,256,896
Polycom Inc. *	89,675	2,129,781
Riverbed Technology Inc. *	56,100	1,122,561
Starent Networks Corp. *	120,900	2,899,182
		12,051,086

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—0.2%
Synaptics Inc.*	26,477	$634,654

CONSTRUCTION & ENGINEERING—1.4%
Aecom Technology Corp. *	97,995	3,175,038
URS Corp. *	23,885	1,208,581
		4,383,619
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.4%
Bucyrus International Inc.	43,100	1,270,588

CONSUMER ELECTRONICS—0.5%
Harman International Industries Inc.	59,100	1,458,588

DATA PROCESSING & OUTSOURCED SERVICES—2.6%
TeleTech Holdings Inc. *	193,200	3,230,304
VeriFone Holdings Inc. *	180,945	1,630,314
Wright Express Corp. *	116,675	3,299,569
		8,160,187
DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	93,146	2,674,222

DISTRIBUTORS—1.1%
LKQ Corp.*	199,170	3,573,110

EDUCATION SERVICES—1.3%
American Public Education Inc. *	56,800	2,009,016
Corinthian Colleges Inc. *	141,500	2,184,760
		4,193,776
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	79,600	3,796,920

ELECTRICAL COMPONENTS & EQUIPMENT—1.4%
SunPower Corp., Cl. B *	41,100	1,122,030
Woodward Governor Co.	160,400	3,150,256
		4,272,286
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Waste Connections Inc.*	132,400	3,735,004

FOOD RETAIL—0.7%
Whole Foods Market Inc.*	90,900	2,198,871

FOOTWEAR—1.0%
Iconix Brand Group Inc.*	187,825	3,290,694

HEALTH CARE DISTRIBUTORS—2.0%
Owens & Minor Inc.	63,400	2,808,620
PharMerica Corp. *	160,200	3,357,792
		6,166,412
HEALTH CARE EQUIPMENT—3.8%
Cyberonics Inc. *	76,700	1,273,987
Insulet Corp. *	201,600	1,350,720
Masimo Corp. *	59,700	1,459,665
NuVasive Inc. *	83,100	3,439,509
Thoratec Corp. *	127,028	3,193,484
Wright Medical Group Inc. *	91,300	1,270,896
		11,988,261

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE FACILITIES—1.2%
Community Health Systems Inc.*	135,300	$3,831,696

HEALTH CARE SERVICES—1.1%
Gentiva Health Services Inc.*	163,700	3,483,536

HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	105,350	3,545,027

HEALTH CARE TECHNOLOGY—0.7%
Medidata Solutions Inc.*	120,400	2,221,380

HOTELS RESORTS & CRUISE LINES—1.1%
Interval Leisure Group *	111,600	1,177,380
Orient-Express Hotels Ltd., Cl. A	261,100	2,310,735
		3,488,115
HOUSEWARES & SPECIALTIES—0.9%
Tupperware Brands Corp.	81,200	2,766,484

INDUSTRIAL MACHINERY—2.5%
Actuant Corp., Cl. A	145,840	1,872,585
Clarcor Inc.	81,700	2,705,087
RBC Bearings Inc. *	144,600	3,427,020
		8,004,692
INTERNET RETAIL—0.7%
NetFlix Inc. *	27,200	1,195,168
Shutterfly Inc. *	67,500	1,084,050
		2,279,218
INTERNET SOFTWARE & SERVICES—3.9%
GSI Commerce Inc. *	233,249	4,254,462
LogMein Inc. *	17,900	349,229
OpenTable Inc. *	26,800	795,960
SkillSoft PLC #*	383,800	3,285,328
VistaPrint Ltd. *	90,600	3,737,250
		12,422,229
INVESTMENT BANKING & BROKERAGE—1.6%
Investment Technology Group Inc. *	123,300	2,755,755
Lazard Ltd., Cl. A	61,400	2,271,186
		5,026,941
IT CONSULTING & OTHER SERVICES—1.0%
Mantech International Corp., Cl. A*	58,300	3,107,390

LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	119,375	3,038,093

LEISURE PRODUCTS—0.2%
Phillips-Van Heusen Corp.	18,800	665,144

LIFE SCIENCES TOOLS & SERVICES—2.6%
Bruker Corp. *	141,100	1,419,466
Icon PLC #*	145,400	3,416,900
Parexel International Corp. *	220,208	3,406,618
		8,242,984
MANAGED HEALTH CARE—1.1%
Amerigroup Corp.*	141,100	3,482,348

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MARINE—0.3%
Genco Shipping & Trading Ltd.	42,300	$1,011,393

METAL & GLASS CONTAINERS—0.7%
Silgan Holdings Inc.	48,485	2,436,856

MOVIES & ENTERTAINMENT—0.9%
Regal Entertainment Group, Cl. A	238,500	2,966,940

MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc., Cl. A	316,900	2,186,610

OIL & GAS EQUIPMENT & SERVICES—1.1%
Acergy SA #	147,400	1,575,706
Dril-Quip Inc. *	47,920	2,026,537
		3,602,243
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Concho Resources Inc. *	92,071	2,826,580
Mariner Energy Inc. *	214,659	2,573,761
Quicksilver Resources Inc. *	155,900	1,786,614
		7,186,955
PACKAGED FOODS & MEATS—1.9%
Flowers Foods Inc.	135,100	3,192,413
Hain Celestial Group Inc. *	162,220	2,694,474
		5,886,887
PHARMACEUTICALS—3.2%
Auxilium Pharmaceuticals Inc. *	114,200	3,532,206
Medicis Pharmaceutical Corp., Cl. A	165,000	2,824,800
Optimer Pharmaceuticals Inc. *	269,700	3,800,073
		10,157,079
PROPERTY & CASUALTY INSURANCE—0.6%
First Mercury Financial Corp.	131,635	1,902,126

RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	82,700	2,256,883

REGIONAL BANKS—1.0%
Boston Private Financial Holdings Inc.	135,500	620,590
First Commonwealth Financial Corp.	210,500	1,404,035
Western Alliance Bancorp *	180,100	1,248,093
		3,272,718
REINSURANCE—0.5%
Platinum Underwriters Holdings Ltd.	48,000	1,620,000

RESEARCH & CONSULTING SERVICES—2.3%
FTI Consulting Inc. *	55,800	3,037,194
IHS Inc., Cl. A *	53,600	2,676,784
Resources Connection Inc. *	104,000	1,570,400
		7,284,378
RESTAURANTS—1.2%
Cheesecake Factory Inc., /The *	59,100	1,144,767
Jack in the Box Inc. *	56,600	1,194,260
McCormick & Schmick’s Seafood Restaurants Inc. *	201,635	1,560,655
		3,899,682

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	174,870	$3,144,163

SEMICONDUCTORS—6.8%
Atheros Communications Inc. *	150,025	3,750,625
Mellanox Technologies Ltd. *	240,561	3,808,081
Microsemi Corp. *	145,700	1,988,805
Monolithic Power Systems Inc. *	119,500	2,651,705
Netlogic Microsystems Inc. *	87,800	3,489,172
ON Semiconductor Corp. *	366,770	2,677,421
Skyworks Solutions Inc. *	268,900	3,248,312
		21,614,121
SPECIALTY CHEMICALS—0.7%
Nalco Holding Co.	121,200	2,144,028

THRIFTS & MORTGAGE FINANCE—1.2%
Brookline Bancorp Inc.	309,500	3,605,675

WIRELESS TELECOMMUNICATION SERVICES—2.1%
SBA Communications Corp. *	137,776	3,594,576
Syniverse Holdings Inc. *	166,400	2,916,992
		6,511,568
TOTAL COMMON STOCKS (Cost $316,591,121)		303,958,808

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—3.7%

TIME DEPOSITS—3.7%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $11,650,401)	11,650,401	11,650,401

Total Investments (Cost $328,241,522)(a)	99.9%	315,609,209
Other Assets in Excess of Liabilities	0.1	355,600

NET ASSETS	100.0%	$315,964,809

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $328,478,007 amounted to $12,868,798 which consisted of aggregate gross unrealized appreciation of $32,234,379 and aggregate gross unrealized depreciation of $45,103,177.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—97.9%

AEROSPACE & DEFENSE—2.0%
Alliant Techsystems Inc. *	740	$58,253
BE Aerospace Inc. *	3,635	58,742
Esterline Technologies Corp. *	1,440	40,939
		157,934
APPAREL RETAIL—2.6%
Chico’s FAS Inc. *	4,340	49,780
Childrens Place Retail Stores Inc., /The *	2,075	67,998
Coldwater Creek Inc. *	12,965	95,163
		212,941
APPLICATION SOFTWARE—8.5%
Ansys Inc. *	1,930	60,332
Concur Technologies Inc. *	1,930	66,566
Informatica Corp. *	5,245	96,455
Nice Systems Ltd. #*	2,665	72,968
Pegasystems Inc.	3,175	89,852
SolarWinds Inc. *	3,375	67,500
Solera Holdings Inc. *	2,845	76,616
Taleo Corp., Cl. A *	4,800	84,000
VanceInfo Technologies Inc. #*	4,860	73,629
		687,918
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group Inc.*	1,255	82,855

AUTOMOTIVE RETAIL—0.7%
Advance Auto Parts Inc.	1,270	58,712

BIOTECHNOLOGY—4.9%
Alexion Pharmaceuticals Inc. *	1,895	83,475
Allos Therapeutics Inc. *	5,962	48,113
Cephalon Inc. *	930	54,545
Cubist Pharmaceuticals Inc. *	1,690	33,580
Human Genome Sciences Inc. *	2,720	38,896
Savient Pharmaceuticals Inc. *	3,255	50,745
Seattle Genetics Inc. *	3,680	44,344
United Therapeutics Corp. *	450	41,679
		395,377
BROADCASTING & CABLE TV—0.6%
Discovery Communications Inc.*	2,135	52,307

CASINOS & GAMING—1.4%
Penn National Gaming Inc. *	2,350	74,518
WMS Industries Inc. *	1,155	41,765
		116,283
COMMUNICATIONS EQUIPMENT—2.5%
Brocade Communications Systems Inc. *	8,320	65,395
Polycom Inc. *	2,790	66,263
Starent Networks Corp. *	3,005	72,060
		203,718
CONSTRUCTION & ENGINEERING—2.0%
Aecom Technology Corp. *	2,805	90,882
URS Corp. *	1,375	69,575
		160,457

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSUMER ELECTRONICS—0.6%
Harman International Industries Inc.	1,925	$47,509

DATA PROCESSING & OUTSOURCED SERVICES—2.9%
Affiliated Computer Services Inc., Cl. A *	1,140	54,047
TeleTech Holdings Inc. *	4,625	77,330
VeriFone Holdings Inc. *	3,860	34,779
Wright Express Corp. *	2,230	63,064
		229,220
DISTILLERS & VINTNERS—1.1%
Central European Distribution Corp.*	3,185	91,441

DISTRIBUTORS—1.0%
LKQ Corp.*	4,450	79,833

EDUCATION SERVICES—1.0%
Corinthian Colleges Inc. *	3,560	54,966
ITT Educational Services Inc. *	305	29,692
		84,658
ELECTRIC UTILITIES—0.9%
ITC Holdings Corp.	1,610	76,797

ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
AMETEK Inc.	2,040	66,014
SunPower Corp., Cl. B *	540	14,742
Woodward Governor Co.	3,640	71,490
		152,246
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Waste Connections Inc.*	2,415	68,127

FOOD RETAIL—0.7%
Whole Foods Market Inc.*	2,465	59,628

GENERAL MERCHANDISE STORES—0.9%
Dollar Tree Inc.*	1,490	68,719

HEALTH CARE DISTRIBUTORS—0.5%
PharMerica Corp.*	2,000	41,920

HEALTH CARE EQUIPMENT—2.3%
Insulet Corp. *	6,650	44,555
NuVasive Inc. *	1,455	60,222
Thoratec Corp. *	2,085	52,417
Wright Medical Group Inc. *	2,090	29,093
		186,287
HEALTH CARE FACILITIES—1.6%
Community Health Systems Inc. *	3,240	91,757
VCA Antech Inc. *	1,465	37,475
		129,232
HEALTH CARE SERVICES—1.9%
Gentiva Health Services Inc. *	3,665	77,991
IPC The Hospitalist Co., Inc. *	2,715	75,613
		153,604
HEALTH CARE SUPPLIES—0.9%
Inverness Medical Innovations Inc.*	2,070	69,655

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE TECHNOLOGY—0.9%
Medidata Solutions Inc.*	3,780	$69,741

HOME ENTERTAINMENT SOFTWARE—0.9%
Rosetta Stone Inc.*	2,365	72,582

HOTELS RESORTS & CRUISE LINES—0.6%
Interval Leisure Group*	4,325	45,629

HOUSEHOLD PRODUCTS—0.9%
Church & Dwight Co., Inc.	1,150	67,827

INDUSTRIAL GASES—0.6%
Airgas Inc.	1,105	49,261

INDUSTRIAL MACHINERY—1.9%
Clarcor Inc.	1,440	47,678
RBC Bearings Inc. *	2,600	61,620
SPX Corp.	850	44,897
		154,195
INTERNET RETAIL—2.2%
Expedia Inc. *	5,210	107,899
Shutterfly Inc. *	4,235	68,014
		175,913
INTERNET SOFTWARE & SERVICES—4.1%
GSI Commerce Inc. *	5,970	108,893
LogMein Inc. *	460	8,975
OpenTable Inc. *	1,300	38,610
SkillSoft PLC #*	8,890	76,098
VistaPrint Ltd. *	2,365	97,556
		330,132
INVESTMENT BANKING & BROKERAGE—2.0%
Investment Technology Group Inc. *	3,035	67,832
Lazard Ltd., Cl. A	2,490	92,105
		159,937
LEISURE FACILITIES—0.9%
Life Time Fitness Inc.*	2,855	72,660

LEISURE PRODUCTS—0.5%
Phillips-Van Heusen Corp.	1,165	41,218

LIFE SCIENCES TOOLS & SERVICES—4.0%
Icon PLC #*	3,700	86,950
Illumina Inc. *	1,845	66,678
Life Technologies Corp. *	1,880	85,597
Parexel International Corp. *	5,115	79,129
		318,354
MANAGED HEALTH CARE—0.8%
Amerigroup Corp.*	2,675	66,019

MARINE—0.3%
Genco Shipping & Trading Ltd.	880	21,041

METAL & GLASS CONTAINERS—0.9%
Silgan Holdings Inc.	1,470	73,882

MOVIES & ENTERTAINMENT—0.8%
Regal Entertainment Group, Cl. A	4,990	62,076

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc., Cl. A	8,235	$56,822

OFFICE REITS—0.6%
Mack-Cali Realty Corp.	1,635	45,633

OIL & GAS EQUIPMENT & SERVICES—1.5%
Acergy SA #	4,690	50,136
Dril-Quip Inc. *	1,745	73,796
		123,932
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Concho Resources Inc. *	2,590	79,513
Plains Exploration & Production Co. *	3,030	86,809
Quicksilver Resources Inc. *	5,165	59,191
		225,513
PACKAGED FOODS & MEATS—1.6%
Flowers Foods Inc.	2,900	68,527
Hain Celestial Group Inc. *	3,440	57,139
		125,666
PHARMACEUTICALS—4.8%
Ardea Biosciences Inc. *	4,145	80,745
Auxilium Pharmaceuticals Inc. *	2,365	73,149
Cadence Pharmaceuticals Inc. *	3,020	36,542
Mylan Inc. *	5,520	72,809
Optimer Pharmaceuticals Inc. *	6,330	89,190
Perrigo Co.	1,375	37,317
		389,752
RAILROADS—0.6%
Genesee & Wyoming Inc., Cl. A*	1,725	47,075

REGIONAL BANKS—0.8%
Boston Private Financial Holdings Inc.	6,915	31,671
Western Alliance Bancorp *	4,465	30,942
		62,613
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	1,850	62,438

RESEARCH & CONSULTING SERVICES—2.8%
FTI Consulting Inc. *	1,585	86,272
ICF International Inc. *	2,450	63,455
IHS Inc., Cl. A *	1,545	77,157
		226,884
RESTAURANTS—1.6%
California Pizza Kitchen Inc. *	3,955	65,257
Darden Restaurants Inc.	1,935	62,675
		127,932
RETAIL REITS—0.5%
Regency Centers Corp.	1,205	38,656

SECURITY & ALARM SERVICES—0.9%
Geo Group Inc., /The*	4,070	73,179

SEMICONDUCTORS—7.5%
Atheros Communications Inc. *	4,030	100,750
Marvell Technology Group Ltd. *	6,955	92,780

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—(CONT.)
Mellanox Technologies Ltd. *	6,640	$105,111
Microsemi Corp. *	2,800	38,220
Monolithic Power Systems Inc. *	2,150	47,708
Netlogic Microsystems Inc. *	1,875	74,513
ON Semiconductor Corp. *	10,270	74,971
Skyworks Solutions Inc. *	5,960	71,997
		606,050
SPECIALTY CHEMICALS—0.5%
Nalco Holding Co.	2,065	36,530

THRIFTS & MORTGAGE FINANCE—1.4%
Brookline Bancorp Inc.	4,925	57,376
People’s United Financial Inc.	3,740	60,775
		118,151
WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp.*	3,200	83,488

TOTAL COMMON STOCKS (Cost $6,983,801)		7,898,159

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—1.6%

TIME DEPOSITS—1.6%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $125,847)	125,847	125,847

Total Investments (Cost $7,109,648)(a)	99.5%	8,024,006
Other Assets in Excess of Liabilities	0.5	41,642

NET ASSETS	100.0%	$8,065,648

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,117,774 amounted to $906,232 which consisted of aggregate gross unrealized appreciation of $1,242,558 and aggregate gross unrealized depreciation of $336,326.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—93.3%

BIOTECHNOLOGY—12.7%
Actelion Ltd. *	29,100	$1,593,909
Alexion Pharmaceuticals Inc. *	40,800	1,797,240
Allos Therapeutics Inc. *	89,100	719,037
Amgen Inc. *	50,000	3,115,500
Celgene Corp. *	146,659	8,353,697
Cephalon Inc. *	145,750	8,548,238
Human Genome Sciences Inc. *	133,300	1,906,190
Myriad Genetics Inc. *	42,600	1,168,092
OSI Pharmaceuticals Inc. *	80,000	2,703,200
Savient Pharmaceuticals Inc. *	118,800	1,852,092
Seattle Genetics Inc. *	89,400	1,077,270
		32,834,465
HEALTH CARE DISTRIBUTORS—0.5%
PharMerica Corp.*	65,000	1,362,400

HEALTH CARE EQUIPMENT—18.4%
Baxter International Inc.	148,050	8,345,578
Boston Scientific Corp. *	590,000	6,336,600
Covidien PLC	172,050	6,505,211
Cyberonics Inc. *	25,000	415,250
Gen-Probe Inc. *	112,300	4,168,576
Insulet Corp. *	275,010	1,842,567
Masimo Corp. *	27,100	662,595
Medtronic Inc.	75,000	2,656,500
NuVasive Inc. *	53,669	2,221,360
St. Jude Medical Inc. *	171,750	6,476,692
Stryker Corp.	65,000	2,527,200
Thoratec Corp. *	87,450	2,198,493
Zimmer Holdings Inc. *	72,050	3,357,530
		47,714,152
HEALTH CARE FACILITIES—2.0%
Community Health Systems Inc. *	89,250	2,527,560
Universal Health Services Inc., Cl. B	47,000	2,613,670
		5,141,230
HEALTH CARE SERVICES—4.5%
Express Scripts Inc. *	40,000	2,801,600
Gentiva Health Services Inc. *	50,000	1,064,000
IPC The Hospitalist Co., Inc. *	60,800	1,693,280
Laboratory Corporation of America Holdings *	27,500	1,847,725
Medco Health Solutions Inc. *	80,000	4,228,800
		11,635,405
HEALTH CARE SUPPLIES—2.8%
Inverness Medical Innovations Inc.*	218,450	7,350,842

LIFE SCIENCES TOOLS & SERVICES—12.3%
Bruker Corp. *	239,850	2,412,891
Charles River Laboratories International Inc. *	110,000	3,637,700
Icon PLC #*	61,800	1,452,300
Illumina Inc. *	120,030	4,337,884
Life Technologies Corp. *	212,650	9,681,954
Parexel International Corp. *	407,674	6,306,717
Thermo Fisher Scientific Inc. *	88,150	3,991,432
		31,820,878

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—5.9%
Amerigroup Corp. *	279,350	$6,894,358
Health Net Inc. *	138,100	1,868,493
UnitedHealth Group Inc.	126,700	3,555,202
WellPoint Inc. *	53,950	2,839,928
		15,157,981
PHARMACEUTICALS—34.2%
Abbott Laboratories	142,150	6,395,329
Allergan Inc.	34,950	1,867,378
Ardea Biosciences Inc. *	79,951	1,557,445
AstraZeneca PLC #	11,700	543,348
Auxilium Pharmaceuticals Inc. *	151,978	4,700,680
Ipsen SA *	63,200	2,895,034
Johnson & Johnson	118,950	7,242,866
Medicis Pharmaceutical Corp., Cl. A	488,340	8,360,381
Mylan Inc. *	279,000	3,680,010
Optimer Pharmaceuticals Inc. *	703,737	9,915,654
Perrigo Co.	61,150	1,659,611
Pfizer Inc.	523,500	8,339,355
Roche Holding AG	48,150	7,538,467
Sanofi-Aventis SA #	125,000	4,080,000
Shire PLC #	171,300	7,675,953
Teva Pharmaceutical Industries Ltd. #	22,450	1,197,483
Wyeth	237,300	11,046,315
		88,695,309
TOTAL COMMON STOCKS (Cost $227,030,158)		241,712,662

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—7.7%

TIME DEPOSITS—7.7%
Bank of American NA, 0.03%, 8/3/09	210,373	210,373
Citibank London, 0.03%, 8/3/09	9,900,000	9,900,000
Wells Fargo Grand Cayman, 0.03%, 8/3/09	9,900,000	9,900,000

TOTAL TIME DEPOSITS (Cost $20,010,373)		20,010,373

Total Investments (Cost $247,040,531)(a)	101.0%	261,723,035
Liabilities in Excess of Other Assets	(1.0)	(2,571,924)

NET ASSETS	100.0%	$259,151,111

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $255,125,076 amounted to $6,597,959 which consisted of aggregate gross unrealized appreciation of $23,972,299 and aggregate gross unrealized depreciation of $17,374,340.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—55.3%

AEROSPACE & DEFENSE—2.3%
BE Aerospace Inc. *	10,000	$161,600
Boeing Co., /The	7,120	305,519
General Dynamics Corp.	5,700	315,723
ITT Corp.	3,210	158,574
Lockheed Martin Corp.	6,000	448,560
		1,389,976
AIR FREIGHT & LOGISTICS—0.7%
FedEx Corp.	1,600	108,544
United Parcel Service Inc., Cl. B	5,800	311,634
		420,178
APPLICATION SOFTWARE—0.2%
Intuit Inc.*	3,200	95,040

ASSET MANAGEMENT & CUSTODY BANKS—0.7%
AllianceBernstein Holding LP	3,600	74,304
Invesco Ltd.	4,800	94,800
Legg Mason Inc.	8,900	250,446
		419,550
BIOTECHNOLOGY—0.9%
Celgene Corp. *	5,400	307,584
Cephalon Inc. *	1,400	82,110
Gilead Sciences Inc. *	3,300	161,469
		551,163
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	10,600	148,294
Scripps Networks Interactive Inc.	6,700	216,276
		364,570
CASINOS & GAMING—0.4%
International Game Technology	7,200	142,200
MGM Mirage *	11,500	83,145
		225,345
COAL & CONSUMABLE FUELS—0.2%
Peabody Energy Corp.	4,000	132,440

COMMUNICATIONS EQUIPMENT—2.0%
Cisco Systems Inc. *	32,955	725,340
Qualcomm Inc.	3,700	170,977
Research In Motion Ltd. *	3,845	292,220
		1,188,537
COMPUTER HARDWARE—4.0%
Apple Inc. *	6,465	1,056,316
Dell Inc. *	12,700	169,926
Hewlett-Packard Co.	14,500	627,850
International Business Machines Corp.	4,700	554,271
		2,408,363
COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp. *	23,000	346,380
NetApp Inc. *	3,700	83,102
		429,482

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp. *	3,500	$113,400
Fluor Corp.	4,100	216,480
Foster Wheeler AG *	3,900	90,090
		419,970
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Caterpillar Inc.	4,900	215,894
Deere & Co.	3,300	144,342
Joy Global Inc.	1,800	66,924
		427,160
CONSUMER ELECTRONICS—0.3%
Harman International Industries Inc.	6,200	153,016

DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Mastercard Inc.	1,300	252,239

DIVERSIFIED BANKS—0.5%
Wells Fargo & Co.	11,700	286,182

DIVERSIFIED CHEMICALS—0.4%
EI Du Pont de Nemours & Co.	7,100	219,603

DRUG RETAIL—1.2%
CVS Caremark Corp.	10,000	334,800
Walgreen Co.	11,600	360,180
		694,980
ENVIRONMENTAL & FACILITIES SERVICES—0.1%
IESI - BFC Ltd.*	7,100	94,501

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Monsanto Co.	3,000	252,000

FOOD RETAIL—0.4%
Kroger Co., /The	12,500	267,250

FOOTWEAR—0.4%
NIKE Inc., Cl. B	4,700	266,208

GENERAL MERCHANDISE STORES—0.3%
Target Corp.	4,400	191,928

GOLD—0.5%
Goldcorp Inc.	3,600	135,684
Yamana Gold Inc.	15,900	150,891
		286,575
HEALTH CARE EQUIPMENT—1.9%
Beckman Coulter Inc.	2,600	163,774
Boston Scientific Corp. *	18,900	202,986
Covidien PLC	2,300	86,963
Hologic Inc. *	7,500	110,175
Medtronic Inc.	4,600	162,932
St. Jude Medical Inc. *	7,300	275,283
Zimmer Holdings Inc. *	3,600	167,760
		1,169,873
HEALTH CARE SERVICES—0.2%
Quest Diagnostics Inc.	2,800	152,936

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SUPPLIES—0.4%
Inverness Medical Innovations Inc.*	6,800	$228,820

HOME ENTERTAINMENT SOFTWARE—1.0%
Electronic Arts Inc. *	7,700	165,319
Nintendo Co., Ltd. #	6,845	226,706
Take-Two Interactive Software Inc.	25,000	238,000
		630,025
HOMEBUILDING—0.6%
Toll Brothers Inc.*	18,800	367,728

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	2,400	67,176

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	9,425	523,182

HYPERMARKETS & SUPER CENTERS—1.2%
Costco Wholesale Corp.	2,800	138,600
Wal-Mart Stores Inc.	11,900	593,572
		732,172
INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	4,500	317,340
General Electric Co.	11,000	147,400
McDermott International Inc. *	7,200	140,688
Tyco International Ltd.	4,200	126,924
		732,352
INDUSTRIAL GASES—0.2%
Praxair Inc.	1,400	109,452

INSURANCE BROKERS—0.1%
Willis Group Holdings Ltd.	3,700	92,204

INTEGRATED OIL & GAS—2.4%
Chevron Corp.	3,700	257,039
Exxon Mobil Corp.	8,900	626,471
Hess Corp.	6,000	331,200
Petroleo Brasileiro SA #	6,300	259,812
		1,474,522
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
AT&T Inc.	12,800	335,744

INTERNET RETAIL—0.7%
Amazon.com Inc. *	1,600	137,216
Expedia Inc. *	12,600	260,946
		398,162
INTERNET SOFTWARE & SERVICES—2.5%
eBay Inc. *	17,390	369,538
Google Inc., Cl. A *	1,105	489,570
IAC/InterActiveCorp. *	22,900	421,589
Yahoo! Inc. *	14,800	211,936
		1,492,633
INVESTMENT BANKING & BROKERAGE—0.8%
Charles Schwab Corp., /The	9,900	176,913
Morgan Stanley	10,600	302,100
		479,013

	SHARES	VALUE
COMMON STOCKS—(CONT.)

IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A*	9,500	$281,105

LEISURE PRODUCTS—0.3%
Coach Inc.	5,600	165,704

LIFE & HEALTH INSURANCE—0.3%
Prudential Financial Inc.	5,000	221,350

LIFE SCIENCES TOOLS & SERVICES—0.7%
Covance Inc. *	1,800	99,270
Thermo Fisher Scientific Inc. *	6,900	312,432
		411,702
MANAGED HEALTH CARE—0.7%
Aetna Inc.	3,600	97,092
UnitedHealth Group Inc.	10,700	300,242
		397,334
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois Inc.*	4,600	156,124

MOVIES & ENTERTAINMENT—0.9%
Marvel Entertainment Inc. *	3,300	130,548
Regal Entertainment Group, Cl. A	12,000	149,280
Viacom Inc., Cl. B *	11,600	268,656
		548,484
OFFICE REITS—0.4%
Digital Realty Trust Inc.	5,800	235,190

OIL & GAS DRILLING—0.6%
Transocean Ltd.*	4,416	351,911

OIL & GAS EQUIPMENT & SERVICES—0.7%
Baker Hughes Inc.	3,200	129,600
Cameron International Corp. *	7,200	224,856
Smith International Inc.	3,000	75,390
		429,846
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Anadarko Petroleum Corp.	6,300	303,660
Chesapeake Energy Corp.	15,800	338,752
Nexen Inc.	3,100	64,511
		706,923
OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Bank of America Corp.	10,800	159,732
JPMorgan Chase & Co.	14,200	548,830
		708,562
PACKAGED FOODS & MEATS—0.6%
Kraft Foods Inc., Cl. A	11,800	334,412

PHARMACEUTICALS—3.1%
Abbott Laboratories	11,500	517,385
Johnson & Johnson	7,000	426,230
Merck & Co., Inc.	7,300	219,073
Mylan Inc. *	18,300	241,377
Pfizer Inc.	5,300	84,429
Shire PLC #	4,200	188,202

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Wyeth	4,600	$214,130
		1,890,826
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	3,900	167,973

RAILROADS—0.3%
Burlington Northern Santa Fe Corp.	2,300	180,757

REGIONAL BANKS—0.5%
Regions Financial Corp.	65,300	288,626

RESEARCH & CONSULTING SERVICES—0.4%
FTI Consulting Inc.*	4,200	228,606

RESTAURANTS—1.1%
Cheesecake Factory Inc., /The *	11,500	222,755
McDonald’s Corp.	3,900	214,734
Starbucks Corp. *	14,400	254,880
		692,369
SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.*	5,500	165,330

SEMICONDUCTORS—0.9%
Intel Corp.	24,800	477,400
Skyworks Solutions Inc. *	8,100	97,848
		575,248
SOFT DRINKS—2.3%
Coca-Cola Co., /The	11,200	558,208
Hansen Natural Corp. *	8,500	263,585
PepsiCo Inc.	10,100	573,175
		1,394,968
SPECIALIZED FINANCE—0.7%
CME Group Inc.	690	192,392
Hong Kong Exchanges and Clearing Ltd.	9,100	171,314
NYSE Euronext	2,300	61,985
		425,691
SPECIALIZED REITS—0.1%
Host Hotels & Resorts Inc.	9,500	86,260

SYSTEMS SOFTWARE—1.6%
Microsoft Corp.	42,500	999,600

TOBACCO—1.3%
Altria Group Inc.	18,815	329,827
Philip Morris International Inc.	10,215	476,019
		805,846
TRUCKING—0.3%
Hertz Global Holdings Inc.*	17,600	166,144

TOTAL COMMON STOCKS (Cost $38,531,821)		33,439,141

	SHARES	VALUE
PREFERRED STOCKS—0.3%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
JPMorgan Chase & Co., 8.63%, 9/1/2013 (Cost $175,000)	7,000	$182,280

	PRINCIPAL AMOUNT
CORPORATE BONDS—22.8%

ALUMINUM—0.2%
Alcoa Inc., 5.55%, 2/1/17(L2)	150,000	136,652

CABLE & SATELLITE—0.6%
Comcast Corp., 5.70%, 7/1/19(L2)	325,000	347,142

CASINOS & GAMING—1.2%
MGM Mirage Inc., 10.38%, 5/15/14(L2)(a)	350,000	377,125
Penn National Gaming Inc., 6.88%, 12/1/11(L2)	363,000	358,462
		735,587
COMMUNICATIONS EQUIPMENT—0.2%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	125,000	131,545

COMPUTER HARDWARE—0.6%
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	350,000	393,452

CONSUMER FINANCE—1.8%
American Express Credit Corp., 7.30%, 8/20/13(L2)	400,000	427,354
Capital One Bank USA NA, 8.80%, 7/15/19(L2)	600,000	651,915
		1,079,269
DIVERSIFIED METALS & MINING—0.3%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(a)	150,000	168,161

ELECTRIC UTILITIES—0.5%
Florida Power Corp., 5.80%, 9/15/17(L2)	300,000	327,819

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Potash Corp., of Saskatchewan Inc., 5.25%, 5/15/14(L2)	175,000	185,322

HOMEBUILDING—0.9%
KB Home, 9.10%, 9/15/17(L2)	150,000	152,625
Lennar Corp., 12.25%, 6/1/17(L2)(a)	350,000	393,750
		546,375
INDUSTRIAL CONGLOMERATES—1.9%
GE Capital Commercial Mortgage Corp., 6.59%, 8/11/33(L2)	425,000	443,645
General Electric Capital Corp., 4.80%, 5/1/13(L2)	500,000	510,146
Tyco International Finance SA, 8.50%, 1/15/19(L2)	150,000	174,072
		1,127,863
INTEGRATED OIL & GAS—0.5%
BP Capital Markets PLC, 5.25%, 11/7/13(L2)	300,000	329,027

INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Cellco Partnership / Verizon Wireless Capital LLC, 7.38%, 11/15/13(L2)(a)	325,000	374,133

INTERNET RETAIL—0.5%
Expedia Inc., 7.46%, 8/15/18(L2)	325,000	325,000

INVESTMENT BANKING & BROKERAGE—1.6%
Goldman Sachs Group Inc., /The, 3.25%, 6/15/12(L2)	325,000	337,481
Goldman Sachs Group Inc., /The, 7.50%, 2/15/19(L2)	350,000	410,623

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)

INVESTMENT BANKING & BROKERAGE—(CONT.)
Jefferies Group Inc., 8.50%, 7/15/19(L2)	$250,000	$253,718
		1,001,822
LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp., 8.75%, 7/1/19(L2)	150,000	165,410
MetLife Inc., 6.75%, 6/1/16(L2)	125,000	134,693
Prudential Financial Inc., 7.38%, 6/15/19(L2)	150,000	159,229
		459,332
MANAGED HEALTH CARE—0.5%
Health Net Inc., 6.38%, 6/1/17(L2)	350,000	300,125

MOVIES & ENTERTAINMENT—0.2%
Time Warner Cable Inc., 8.25%, 2/14/14(L2)	100,000	116,156

MULTI-UTILITIES—0.6%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14(L2)	337,562	352,736

OFFICE ELECTRONICS—0.2%
Xerox Corp., 5.65%, 5/15/13(L2)	100,000	99,708

OIL & GAS DRILLING—0.6%
Pride International Inc., 8.50%, 6/15/19(L2)	325,000	349,375

OIL & GAS EQUIPMENT & SERVICES—0.3%
Weatherford International Ltd., 9.63%, 3/1/19(L2)	125,000	155,294

OIL & GAS EXPLORATION & PRODUCTION—0.7%
Devon Energy Corp., 6.30%, 1/15/19(L2)	150,000	164,828
PetroHawk Energy Corp., 7.88%, 6/1/15(L2)	100,000	97,500
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)(a)	150,000	169,798
		432,126
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(L2)	347,000	346,133

OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Citigroup Inc., 8.50%, 5/22/19(L2)	350,000	373,273
JPMorgan Chase & Co., 7.90%, 12/30/49(L2)	500,000	476,689
Nissan Auto Receivables Owner Trust, 3.20%, 2/15/13(L2)	350,000	355,198
		1,205,160
PACKAGED FOODS & MEATS—0.5%
General Mills Inc., 5.65%, 2/15/19(L2)	175,000	188,973
Kraft Foods Inc., 6.75%, 2/19/14(L2)	75,000	84,359
		273,332
PHARMACEUTICALS—1.1%
AstraZeneca PLC, 5.40%, 6/1/14(L2)	300,000	324,605
Roche Holdings Inc., 5.00%, 3/1/14(L2)(a)	325,000	346,060
		670,665
PROPERTY & CASUALTY INSURANCE—1.1%
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(a)	600,000	402,851
XL Capital Ltd., 6.25%, 5/15/27(L2)	350,000	266,492
		669,343
RETAIL REITS—0.2%
Simon Property Group LP, 6.75%, 5/15/14(L2)	110,000	113,900

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)

SEMICONDUCTORS—0.2%
Analog Devices Inc., 5.00%, 7/1/14(L2)	$150,000	$153,361

SOFT DRINKS—0.5%
Coco-Cola Co.,/The, 4.88%, 3/15/19(L2)	300,000	315,258

SYSTEMS SOFTWARE—0.2%
Oracle Corp., 4.95%, 4/15/13(L2)	100,000	107,199

WIRELESS TELECOMMUNICATION SERVICES—0.8%
American Tower Trust, 5.96%, 4/15/37(L2)(a)	500,000	453,820

TOTAL CORPORATE BONDS (Cost $13,016,722)		13,782,192

CONVERTIBLE CORPORATE BONDS—2.7%

GOLD—0.6%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(a)	350,000	377,265

HEALTH CARE FACILITIES—0.5%
LifePoint Hospitals Inc., 3.50%, 5/15/14(L2)	325,000	278,281

MULTI-UTILITIES—0.5%
CMS Energy Corp., 5.50%, 6/15/29(L2)	250,000	272,813

OIL & GAS DRILLING—0.2%
Transocean Inc., 1.50%, 12/15/37(L2)	135,000	124,031

SEMICONDUCTORS—0.9%
Intel Corp., 3.25%, 8/1/39(L2)(a)	550,000	556,188

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,557,356)		1,608,578

U.S. GOVERNMENT & AGENCY OBLIGATIONS—17.6% (b)

Fannie Mae Pool,(L2)
5.00%, 4/01/18 (L2)	492,771	515,157
Fannie Mae REMICS,(L2)
5.50%, 10/25/20 (L2)	550,000	564,741
6.00%, 4/25/35 (L2)	950,000	1,007,353
Federal Farm Credit Bank,(L2)
4.95%, 10/18/18 (L2)	455,000	478,114
Federal Home Loan Banks,(L2)
5.38%, 6/08/12 (L2)	275,000	299,372
Federal National Mortgage Association,(L2)
5.00%, 2/13/17 (L2)	600,000	659,494
Freddie Mac REMICS,(L2)
5.50%, 7/15/10 (L2)	59,608	59,737
6.00%, 8/15/29 (L2)	900,000	943,303
5.00%, 4/15/31 (L2)	580,000	606,095
5.00%, 12/15/32 (L2)	850,000	874,989
6.00%, 3/15/36 (L2)	281,077	281,537
Government National Mortgage Association,(L2)
5.00%, 5/16/29 (L2)	321,070	327,485

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS—(CONT.)

SLM Corp.,(L2)
5.40%, 10/25/11 (L2)	$350,000	$292,960
United States Treasury Note/Bond,(L2)
5.00%, 8/15/11 (L2)	700,000	755,180
1.13%, 1/15/12 (L2)	300,000	298,383
1.50%, 12/31/13 (L2)	600,000	580,266
4.75%, 5/15/14 (L2)	552,000	609,400
4.25%, 11/15/14 (L2)	800,000	863,563
4.50%, 2/15/16 (L2)	300,000	326,719
4.75%, 8/15/17 (L2)	300,000	330,305

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,324,665)		10,674,153

SHORT-TERM INVESTMENTS—1.3%

TIME DEPOSITS—1.3%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $798,468)	798,468	798,468

Total Investments (Cost $64,404,032)(c)	100.0%	60,484,812
Other Assets in Excess of Liabilities	—	3,446

NET ASSETS	100.0%	$60,488,258

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 6.0%, of the net assets of the Fund.

(b)	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
(c)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $64,519,349 amounted to $4,034,537 which consisted of aggregate gross unrealized appreciation of $3,754,987 and aggregate gross unrealized depreciation of $7,789,524.

(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONVERTIBLE FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—7.5%

CASINOS & GAMING—0.6%
International Game Technology	7,500	$148,125

INDUSTRIAL CONGLOMERATES—0.6%
General Electric Co.	10,000	134,000

OIL & GAS STORAGE & TRANSPORTATION—1.9%
Inergy LP	15,000	451,350

PACKAGED FOODS & MEATS—0.0%
General Mills Inc.	1	59

PHARMACEUTICALS—2.1%
GlaxoSmithKline PLC#	13,000	497,770

PRECIOUS METALS & MINERALS—0.0%
Hecla Mining Co.*	1,546	4,870

PROPERTY & CASUALTY INSURANCE—2.3%
Alleghany Corp.*	2,027	548,303

TOTAL COMMON STOCKS (Cost $1,948,863)		1,784,477

CONVERTIBLE PREFERRED STOCK—18.9%

AGRICULTURAL PRODUCTS—1.7%
Archer-Daniels-Midland Co., 6.25%, 6/1/2011(a)	10,000	394,500

DIVERSIFIED METALS & MINING—2.8%
Freeport-McMoRan Copper & Gold Inc., 6.75%, 5/1/2010 (L2)(a)	5,000	462,500
Vale Capital II, 6.75%, 6/15/2012	3,400	207,128
		669,628
ELECTRIC UTILITIES—2.2%
FPL Group Inc., 8.38%, 6/1/2012(L2)	10,000	516,250

HOUSEHOLD APPLIANCES—1.5%
Stanley Works, /The, 5.13%, 5/17/2012(L2)(a)	500	360,750

OFFICE REITS—2.1%
Digital Realty Trust Inc., 5.50%, 12/31/1949(L2)	20,000	498,750

OIL & GAS EXPLORATION & PRODUCTION—4.0%
Chesapeake Energy Corp., 5.00%, 12/31/1949 (L2)	5,000	360,000
Whiting Petroleum Corp., 6.25%,	5,000	611,400
		971,400
PHARMACEUTICALS—1.6%
Mylan Inc., 6.50%, 11/15/2010(a)	421	371,322

PROPERTY & CASUALTY INSURANCE—1.0%
XL Capital Ltd., 10.75%, 8/15/2011(a)	10,000	231,600

REGIONAL BANKS—2.0%
Keycorp, 7.75%, 12/31/1949	3,000	242,400
Regions Financial Corp., 10.00%, 12/15/2010	250	264,708
		507,108
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,468,363)		4,521,308

	SHARES	VALUE
PREFERRED STOCKS—7.7%

DIVERSIFIED BANKS—2.6%
HSBC Holdings PLC, 8.13%, 4/15/2013	10,000	$249,700
Wells Fargo Capital XIV, 8.63%, 9/14/1968	15,000	391,200
		640,900
ELECTRIC UTILITIES—1.1%
PPL Capital Funding Inc., 6.85%, 7/1/1947	10,000	249,400

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.7%
Constellation Energy Group Inc., 8.63%, 6/15/1963	7,200	172,440

OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
JPMorgan Chase & Co., 8.63%, 9/1/2013	20,000	520,800

REGIONAL BANKS—1.1%
BB&T Capital Trust V, 8.95%, 9/15/1963	10,000	256,500

TOTAL PREFERRED STOCKS (Cost $1,805,000)		1,840,040

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—63.7%

APPLICATION SOFTWARE—3.5%
Informatica Corp., 3.00%, 3/15/26(L2)	500,000	554,375
Lawson Software Inc., 2.50%, 4/15/12(L2)	300,000	272,625
		827,000
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Janus Capital Group Inc., 3.25%, 7/15/14(L2)	350,000	422,625

BREWERS—2.3%
Molson Coors Brewing Co., 2.50%, 7/30/13(L2)	500,000	552,500

BROADCASTING & CABLE TV—2.1%
Liberty Media LLC, 3.50%, 1/15/31(L2)	1,110,575	509,476

COAL & CONSUMABLE FUELS—1.2%
USEC Inc., 3.00%, 10/1/14(L2)	500,000	296,875

COMPUTER & ELECTRONICS RETAIL—1.0%
RadioShack Corp., 2.50%, 8/1/13(L2)(b)	250,000	244,063

COMPUTER STORAGE & PERIPHERALS—1.4%
EMC Corp., 1.75%, 12/1/13(L2)	300,000	339,375

ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
General Cable Corp., 1.00%, 10/15/12(L2)	500,000	422,500

ELECTRONIC EQUIPMENT MANUFACTURERS—1.8%
L-1 Identity Solutions Inc., 3.75%, 5/15/27(L2)(b)	500,000	435,625

GOLD—2.3%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(b)	500,000	538,950

HEALTH CARE EQUIPMENT—0.9%
Insulet Corp., 5.38%, 6/15/13(L2)	500,000	223,750

HEALTH CARE SERVICES—1.6%
Omnicare Inc., 3.25%, 12/15/35(L2)	500,000	373,125

HOME ENTERTAINMENT SOFTWARE—1.2%
Take-Two Interactive Software Inc., 4.38%, 6/1/14(L2)	250,000	279,063

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

HOMEBUILDING—2.4%
D.R. Horton Inc., 2.00%, 5/15/14(L2)	$500,000	$561,875

HOTELS RESORTS & CRUISE LINES—2.0%
Carnival Corp., 2.00%, 4/15/21(L2)	150,000	149,063
Wyndham Worldwide Corp., 3.50%, 5/1/12(L2)	250,000	316,562
		465,625
INDUSTRIAL CONGLOMERATES—0.5%
Textron Inc., 4.50%, 5/1/13(L2)	100,000	125,000

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
SAVVIS Inc., 3.00%, 5/15/12(L2)	250,000	208,125

INTERNET SOFTWARE & SERVICES—2.5%
Equinix Inc., 4.75%, 6/15/16(L2)	500,000	601,250

LIFE SCIENCES TOOLS & SERVICES—1.5%
Invitrogen Corp., 3.25%, 6/15/25(L2)	320,000	360,000

MANAGED HEALTH CARE—1.1%
AMERIGROUP Corp., 2.00%, 5/15/12(L2)	300,000	270,375

MULTI-UTILITIES—1.1%
CMS Energy Corp., 5.50%, 6/15/29(L2)	250,000	272,813

OFFICE REITS—1.9%
Boston Properties LP, 2.88%, 2/15/37(L2)	500,000	463,125

OIL & GAS DRILLING—1.9%
Transocean Inc., 1.50%, 12/15/37(L2)	500,000	459,375

OIL & GAS EQUIPMENT & SERVICES—0.9%
Bristow Group Inc., 3.00%, 6/15/38(L2)	250,000	203,750

OIL & GAS EXPLORATION & PRODUCTION—1.8%
Penn Virginia Corp., 4.50%, 11/15/12(L2)	500,000	433,125

OIL & GAS REFINING & MARKETING—1.9%
St. Mary Land & Exploration Co., 3.50%, 4/1/27(L2)	500,000	443,125

PHARMACEUTICALS—3.8%
Biovail Corp., 5.38%, 8/1/14(L2)(b)	250,000	281,875
Teva Pharmaceutical Finance Co., BV, 1.75%, 2/1/26(L2)	500,000	603,750
		885,625
SEMICONDUCTORS—7.5%
Intel Corp., 3.25%, 8/1/39(L2)(b)	400,000	404,499
Microchip Technology Inc., 2.13%, 12/15/37(L2)(b)	250,000	231,563
Micron Technology Inc., 4.25%, 10/15/13(L2)	150,000	216,188
ON Semiconductor Corp., 2.63%, 12/15/26(L2)	369,000	350,550
Rambus Inc., 5.00%, 6/15/14(L2)	500,000	580,624
		1,783,424
STEEL—3.3%
Allegheny Technologies Inc., 4.25%, 6/1/14(L2)	500,000	513,750
United States Steel Corp., 4.00%, 5/15/14(L2)	200,000	290,250
		804,000
SYSTEMS SOFTWARE—1.3%
Symantec Corp., 1.00%, 6/15/13(L2)	300,000	303,000

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

TRUCKING—2.2%
Hertz Global Holdings Inc., 5.25%, 6/1/14(L2)	$400,000	$528,000

WIRELESS TELECOMMUNICATION SERVICES—2.3%
NII Holdings Inc., 2.75%, 8/15/25(L2)	213,000	204,746
SBA Communications Corp., 1.88%, 5/1/13(L2)(b)	400,000	356,000
		560,746
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $15,209,615)		15,197,285

SHORT-TERM INVESTMENTS—1.8%

TIME DEPOSITS—1.8%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $432,470)	432,470	432,470

Total Investments (Cost $23,864,311)(c)	99.6%	23,775,580
Other Assets in Excess of Liabilities	0.4	96,436

NET ASSETS	100.0%	$23,872,016

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 10.4%, of the net assets of the Fund.

(c)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $24,717,445 amounted to $941,865 which consisted of aggregate gross unrealized appreciation of $1,967,264 and aggregate gross unrealized depreciation of $2,909,129.

(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MONEY MARKET FUND

Schedule of Investments (Unaudited) July 31, 2009

	PRINCIPAL AMOUNT	VALUE
U.S. AGENCY OBLIGATIONS—84.0%(a)
Fannie Mae Discount Notes,(L2)
0.16%, 8/17/09 (L2)	$5,000,000	$4,999,689
Farmer Mac Discount Notes,(L2)
0.21%, 10/20/09 (L2)	5,000,000	4,997,725
Federal Home Loan Bank Discount Notes,(L2)
0.20%, 8/20/09 (L2)	5,000,000	4,999,528
0.19%, 8/28/09 (L2)	5,000,000	4,999,340
Federal Home Loan Banks,(L2)
0.39%, 2/10/10 (L2)	5,000,000	5,001,973
Federal National Mortgage Association,(L2)
0.39%, 2/08/10 (L2)	5,000,000	5,005,801
Freddie Mac Discount Notes,(L2)
0.18%, 8/18/09 (L2)	5,000,000	4,999,625
0.18%, 10/02/09 (L2)	5,000,000	4,998,500
TOTAL U.S. AGENCY OBLIGATIONS (Cost $40,002,181)		40,002,181

SHORT-TERM INVESTMENTS—5.6%

TIME DEPOSITS—5.6%
Citibank London, 0.03%, 8/3/09	1,900,000	1,900,000
Wells Fargo Grand Cayman, 0.03%, 8/3/09	779,839	779,839

TOTAL TIME DEPOSITS (Cost $2,679,839)		2,679,839

Total Investments (Cost $42,682,020)(b)	89.6%	42,682,020
Other Assets in Excess of Liabilities	10.4	4,954,884

NET ASSETS	100.0%	$47,636,904

(a)	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
(b)	At July 31, 2009, the net unrealized appreciation on investments, based on cost of federal income tax purposes was the same as the cost for financial reporting purposes.
(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in ten funds— Capital Appreciation Fund, LargeCap Growth Fund, MidCap Growth Fund, SMidCap Growth Fund (formerly known as the Alger SmallCap and MidCap Growth Fund), SmallCap Growth Fund, Growth Opportunities Fund, Health Sciences Fund, Balanced Fund, Convertible Fund, and Money Market Fund (collectively, the “Funds” or individually, each a “Fund”). The Capital Appreciation Fund, LargeCap Growth Fund, MidCap Growth Fund, SMidCap Growth Fund, SmallCap Growth Fund, Growth Opportunities Fund and Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund and Convertible Funds’ investment objectives are current income and long-term capital appreciation which they seeks to achieve through investing in equity and fixed income securities. The Money Market Fund’s investment objective is high current income which it seeks to achieve by investing in short-term instruments.

Each Fund offers one or more the following Shares Classes: Class A, B, C, and I. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I shares that are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds, other than the Money Market Fund, are valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the

THE ALGER FUNDS | ALGER CONVERTIBLE FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

NOTE 3 — Fair Value Measurements:

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds’ investments carried at fair value:

THE ALGER FUNDS | ALGER CONVERTIBLE FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Capital Appreciation Fund
Investments in securities	$614,508,466	$614,508,466	$—	$—
Total	$614,508,466	$614,508,466	$—	$—
Alger LargeCap Growth Fund
Investments in securities	$247,255,980	$247,255,980	$—	$—
Total	$247,255,980	$247,255,980	$—	$—
Alger MidCap Growth Fund
Investments in securities	$307,056,692	$302,807,908	$4,248,784	$—
Total	$307,056,692	$302,807,908	$4,248,784	$—
Alger SMidCap Growth Fund
Investments in securities	$558,260,635	$558,260,635	$—	$—
Total	$558,260,635	$558,260,635	$—	$—
Alger SmallCap Growth Fund
Investments in securities	$315,609,209	$315,609,209	$—	$—
Total	$315,609,209	$315,609,209	$—	$—
Alger Growth Opportunities Fund
Investments in securities	$8,024,006	$8,024,006	$—	$—
Total	$8,024,006	$8,024,006	$—	$—
Alger Health Sciences Fund
Investments in securities	$261,723,035	$261,723,035	$—	$—
Total	$261,723,035	$261,723,035	$—	$—
Alger Balanced Fund
Investments in securities	$60,307,166	$34,242,243	$26,064,923	$—
Total	$60,307,166	$34,242,243	$26,064,923	$—
Alger Convertible Fund
Investments in securities	$23,775,580	$6,380,045	$17,395,535	$—
Total	$23,775,580	$6,380,045	$17,395,535	$—
Alger Money Market Fund
Investments in securities	$42,682,020	$2,679,839	$40,002,181	$—
Total	$42,682,020	$2,679,839	$40,002,181	$—

NOTE 4 — Derivatives:

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

THE ALGER FUNDS | ALGER CONVERTIBLE FUND

NOTES TO FINANACIAL STATEMENTS (Continued) (Unaudited)

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing put and call options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Funds’ Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 29, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 29, 2009